UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON SEPTEMBER 30, 2004, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MARCH 31, 2005.

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004

Check here if Amendment           [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: JEFFREY B. PICKERING
Title: COMPLIANCE OFFICER
Phone: (312)525-5951

Signature, Place, and Date of Signing:

/s/ JEFFREY B. PICKERING, CHICAGO, IL   May 13, 2005

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  _5_

Form 13F Information Table Value Total:  $33,679


List of Other Included Managers:  None

Column 1                    Column 2       Column 3   Column 4  Column 5	 Column 6  Column 7       Column 8
												          Voting  Authority
Name of Issuer	            Title of       CUSIP      Market    Shares or Shr    Investment   Other    Sole    Shared    None
		            Class		      Value     Prn.	  or     Discretion  Managers
                                                      (x1000)   amount    Prn Opt.

ADVANCED FIBRE COMMUNICATIO	COM	00754A105	4253	267500	  SH	  DEFINED	       267500	0	0
ARTISAN COMPONENTS INC  	COM	42923102	3493	120000	  SH	  DEFINED	       120000	0	0
STELMAR SHIPPING LTD	        COM	V8726M103	8507	225000	  SH	  DEFINED	       225000	0	0
ILEX ONCOLOGY INC	        COM	451923106	11162	443462	  SH	  DEFINED	       443462	0	0
INVISION TECHNOLOGIES INC	COM	461851107	6264	139225	  SH	  DEFINED	       139225	0	0
